BUSINESS COMBINATIONS - Acquisition and Integration Costs - 10K (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Total acquisition and integration costs	$ 5.5	$ 4.7		$ 6.0	$ 5.9	$ 8.0	$ 6.4	$ 25.4
The Colomer Group Participations, S.L. [Member]
Business Acquisition [Line Items]
Acquisition costs						0.0	0.5	12.9
Integration costs						2.1	5.9	12.5
Total acquisition and integration costs			$ 3.8			$ 2.1	$ 6.4	$ 25.4